Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 4,357	£ 3,494	[1]	£ 3,541	[1]
Adjustment for non-cash items:
Credit impairment charges		1,912	1,468		2,336
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		1,520	1,261		1,241
Other provisions, including pensions		2,336	2,594		1,875
Net loss/(profit) on disposal of investments and property, plant and equipment		7	28		(325)
Other non-cash movements including exchange rate movements		602	(4,366)		1,031
Changes in operating assets and liabilities:
Net increase in cash collateral and settlement balances		(7,091)	(574)		(3,713)
Net (increase)/decrease in loans and advances to banks and customers		(14,275)	(10,602)		18,569
Net (increase)/decrease in reverse repurchase agreements and other similar lending		(1,071)	(1,711)		908
Net increase in deposits and debt securities in issue		11,038	23,969		5,339
Net increase/(decrease) in repurchase agreements and other similar borrowing		(4,061)	3,525		20,578
Net decrease/(increase) in derivative financial instruments		2,863	(3,571)		6,815
Net (increase)/decrease in trading assets		(10,008)	9,958		(33,492)
Net (decrease)/increase in trading liabilities		(966)	531		2,664
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement		4,054	(12,686)		40,014
Net (increase)/decrease in other assets		(412)	489		(3,775)
Net decrease in other liabilities		(2,872)	(4,755)		(2,187)
Corporate income tax paid		(228)	(548)		(708)
Net cash from operating activities		(12,295)	8,504		60,711
Net cash from investing activities
Purchase of financial assets through other comprehensive income		(92,365)	(106,669)		0
Purchase of available for sale investments		0	0		(83,127)
Proceeds from sale or redemption of financial assets through other comprehensive income		81,202	107,539		0
Proceeds from sale or redemption of available for sale investments		0	0		88,298
Purchase of property, plant and equipment and intangibles		(1,793)	(1,402)		(1,456)
Proceeds from sale of property, plant and equipment and intangibles		46	18		283
Disposal of discontinued operation, net of cash disposed		0	0		(1,060)
Disposal of subsidiaries, net of cash disposed		0	0		358
Other cash flows associated with investing activities		84	1,191		206
Net cash from investing activities		(12,826)	677		3,502
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments		(1,912)	(1,658)		(1,273)
Issuance of subordinated debt		1,352	221		3,041
Redemption of subordinated debt		(3,248)	(3,246)		(1,378)
Issue of shares and other equity instruments		3,582	1,964		2,490
Repurchase of shares and other equity instruments		(2,668)	(3,582)		(1,339)
Issuance of debt securities	[2]	0	0		3,994
Net purchase of treasury shares		410	486		580
Net cash from financing activities		690	(6,787)		961
Effect of exchange rates on cash and cash equivalents		(3,347)	4,160		(4,773)
Net (decrease)/increase in cash and cash equivalents		(27,778)	6,554		60,502
Cash and cash equivalents at beginning of the year		211,166	204,612		144,110
Cash and cash equivalents at end of the year		183,387	211,166		204,612
Cash and cash equivalents comprise:
Cash and cash equivalents		211,166	211,166		144,110
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		4,357	3,494		3,541
Net cash from financing activities
Net (decrease)/increase in cash and cash equivalents		(27,778)	6,554		60,401
Discontinued operations [member]
Net cash from financing activities
Net (decrease)/increase in cash and cash equivalents		£ 0	£ 0		£ 101

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

Issuance of debt securities included in financing activities relate to instruments that qualify as eligible l iabilities and satisfy regulatory requirements for MREL instruments which ca me into effect during 2019 .